Securitizations and Variable Interest Entities, Transfers with Continuing Involvement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Cash flows from other interests held	$ 686	$ 198	$ 275
Excluding resecuritization [Member] | Fair value, inputs, level 2 [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities recognized, trading	40,700	37,600	41,900
Excluding resecuritization [Member] | Residential mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	157,063	177,441	142,469
Proceeds from transfer	157,852	177,478	142,535
Net gains (losses) on sale	789	37	66
Excluding resecuritization [Member] | Residential mortgages [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	1,636	1,808	1,896
Excluding resecuritization [Member] | Residential mortgages [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	23,188	31,567	0
Excluding resecuritization [Member] | Residential mortgages [Member] | Collateralized financing receivable [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Loans recognized	926	0	0
Excluding resecuritization [Member] | Commercial mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	18,247	11,744	18,191
Proceeds from transfer	18,563	12,034	18,521
Net gains (losses) on sale	316	290	330
Excluding resecuritization [Member] | Commercial mortgages [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	166	161	161
Excluding resecuritization [Member] | Commercial mortgages [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	173	112	289
Excluding resecuritization [Member] | Commercial mortgages [Member] | Collateralized financing receivable [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Loans recognized	0	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	28,370	19,606
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	4,696	3,372
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitizations [Member] | Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	3,341	2,944
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitizations [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	27	34
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Repurchases of assets/loss reimbursements	4,600	30,300	$ 6,300
Carrying value of delinquent loans eligible for repurchase	107	176
Principal amount that would be payable to securitization vehicles	107	176
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt and other liabilities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Liability for mortgage repurchase reserves amount, fair value	173	221
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	$ 13,300	$ 13,700